Simplify Next Intangible Core Index ETF
Schedule of Investments
March 31, 2026 (Unaudited)

Shares Value
Common Stocks – 99.7%
Communication Services – 5.0%
Comcast Corp., Class A ..................................................... 18,691 $ 536,619
Electronic Arts, Inc. ......................................................... 1,248 254,430
Live Nation Entertainment, Inc.* ............................................... 509 77,627
Paramount Skydance Corp., Class B ........................................... 2,898 26,140
Reddit, Inc., Class A* ....................................................... 994 133,842
Spotify Technology SA* ...................................................... 1,074 520,793
Take-Two Interactive Software, Inc.* ............................................ 938 185,255
1,734,706
Consumer Discretionary – 6.0%
Airbnb, Inc., Class A* ....................................................... 969 122,365
AutoZone, Inc.* ............................................................ 27 91,200
Booking Holdings, Inc. ...................................................... 54 227,357
Burlington Stores, Inc.* ...................................................... 194 63,124
Carvana Co.* .............................................................. 243 76,394
Coupang, Inc.* ............................................................ 5,086 96,024
Deckers Outdoor Corp.* ..................................................... 300 30,027
DoorDash, Inc., Class A* ..................................................... 760 114,114
DraftKings, Inc., Class A* .................................................... 1,066 23,047
eBay, Inc. ................................................................. 1,333 121,330
Expedia Group, Inc. ........................................................ 211 48,718
Flutter Entertainment PLC* ................................................... 394 40,168
Home Depot, Inc. (The) ...................................................... 1,027 337,770
Las Vegas Sands Corp. ..................................................... 1,484 79,958
Lowe’s Cos., Inc. ........................................................... 564 133,262
NIKE, Inc., Class B ......................................................... 3,165 167,175
O'Reilly Automotive, Inc.* .................................................... 1,396 128,865
Ralph Lauren Corp. ......................................................... 184 63,294
Rivian Automotive, Inc., Class A* .............................................. 1,958 29,468
Tapestry, Inc. .............................................................. 618 87,206
Tractor Supply Co. ......................................................... 522 23,647
2,104,513
Consumer Staples – 9.4%
Clorox Co. (The) ........................................................... 248 25,700
Coca-Cola Co. (The) ........................................................ 4,034 306,786
Colgate-Palmolive Co. ...................................................... 1,665 141,908
Estee Lauder Cos., Inc. (The), Class A .......................................... 782 56,124
Hershey Co. (The) .......................................................... 197 40,954
Kimberly-Clark Corp. ........................................................ 571 55,084
Kroger Co. (The) ........................................................... 1,772 128,222
Monster Beverage Corp.* .................................................... 920 66,663
PepsiCo, Inc. .............................................................. 1,305 202,654
Philip Morris International, Inc. ................................................ 1,427 235,940
Sysco Corp. ............................................................... 459 32,741
Target Corp. ............................................................... 1,351 163,741
US Foods Holding Corp.* .................................................... 646 59,568
Walmart, Inc. .............................................................. 14,217 1,766,889
3,282,974

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Value
Common Stocks (continued)
Energy – 4.4%
Baker Hughes Co. .......................................................... 1,187 $ 72,466
Cheniere Energy, Inc. ....................................................... 291 82,574
Expand Energy Corp. ....................................................... 290 31,836
Exxon Mobil Corp. .......................................................... 4,871 826,414
Kinder Morgan, Inc. ......................................................... 3,091 103,641
Marathon Petroleum Corp. ................................................... 331 80,824
Phillips 66 ................................................................ 468 85,260
Targa Resources Corp. ...................................................... 296 74,216
Texas Pacific Land Corp. .................................................... 81 38,440
Williams Cos., Inc. (The) ..................................................... 1,690 122,998
1,518,669
Financials – 12.5%
Aflac, Inc. ................................................................. 614 67,362
Allstate Corp. (The) ......................................................... 312 64,690
American Express Co. ...................................................... 846 255,898
American International Group, Inc. ............................................. 662 49,815
Ameriprise Financial, Inc. .................................................... 116 51,550
Aon PLC, Class A .......................................................... 265 85,537
Arch Capital Group Ltd.* ..................................................... 432 41,468
Ares Management Corp., Class A .............................................. 311 33,930
Arthur J Gallagher & Co. ..................................................... 331 71,688
Berkshire Hathaway, Inc., Class B* ............................................ 2,622 1,256,462
Blackrock, Inc. ............................................................. 214 205,806
Blackstone, Inc. ............................................................ 1,577 181,339
Brown & Brown, Inc. ........................................................ 429 27,975
Carlyle Group, Inc. (The) ..................................................... 486 23,518
Cboe Global Markets, Inc. ................................................... 127 35,696
Cincinnati Financial Corp. .................................................... 184 28,952
Coinbase Global, Inc., Class A* ............................................... 316 55,177
Hartford Insurance Group, Inc. (The) ........................................... 335 45,302
Intercontinental Exchange, Inc. ................................................ 692 108,838
Loews Corp. .............................................................. 248 26,472
LPL Financial Holdings, Inc. .................................................. 106 31,888
Markel Group, Inc.* ......................................................... 15 28,711
Marsh & McLennan Cos., Inc. ................................................. 612 106,151
Mastercard, Inc., Class A .................................................... 1,526 762,481
MetLife, Inc. ............................................................... 822 58,132
Nasdaq, Inc. .............................................................. 697 59,168
Principal Financial Group, Inc. ................................................ 279 25,141
Progressive Corp. (The) ..................................................... 718 142,336
Prudential Financial, Inc. ..................................................... 441 43,081
Raymond James Financial, Inc. ............................................... 254 36,777
Robinhood Markets, Inc., Class A* ............................................. 1,146 79,418
Rocket Cos., Inc., Class A* ................................................... 3,551 50,602
SoFi Technologies, Inc.* ..................................................... 1,661 26,377
Synchrony Financial ........................................................ 447 30,405
T Rowe Price Group, Inc. .................................................... 269 24,248
Tradeweb Markets, Inc., Class A ............................................... 253 29,768
Travelers Cos., Inc. (The) .................................................... 257 74,962

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Value
Common Stocks (continued)
Financials (continued)
W R Berkley Corp. ......................................................... 451 $ 29,892
4,357,013
Health Care – 10.6%
Agilent Technologies, Inc. .................................................... 490 55,850
Alnylam Pharmaceuticals, Inc.* ............................................... 351 116,135
Centene Corp.* ............................................................ 734 24,031
Cigna Group (The) ......................................................... 328 87,494
CVS Health Corp. .......................................................... 1,557 111,824
Dexcom, Inc.* ............................................................. 1,088 68,326
Elevance Health, Inc. ....................................................... 255 74,651
Humana, Inc. .............................................................. 150 26,009
IDEXX Laboratories, Inc.* .................................................... 221 124,178
Illumina, Inc.* .............................................................. 268 33,034
Incyte Corp.* .............................................................. 490 46,119
Insmed, Inc.* .............................................................. 566 92,552
Johnson & Johnson ......................................................... 6,301 1,540,216
Merck & Co., Inc. ........................................................... 6,544 787,178
Mettler-Toledo International, Inc.* .............................................. 35 44,142
Moderna, Inc.* ............................................................. 665 33,782
Natera, Inc.* .............................................................. 339 67,797
Revolution Medicines, Inc.* ................................................... 327 31,801
UnitedHealth Group, Inc. ..................................................... 1,090 294,943
Waters Corp.* ............................................................. 174 51,817
3,711,879
Industrials – 11.0%
3M Co. ................................................................... 861 125,043
Axon Enterprise, Inc.* ....................................................... 116 49,264
Caterpillar, Inc. ............................................................ 574 406,656
CH Robinson Worldwide, Inc. ................................................. 202 33,546
Cintas Corp. .............................................................. 675 114,170
Cummins, Inc. ............................................................. 222 119,440
Curtiss-Wright Corp. ........................................................ 46 31,332
Dover Corp. ............................................................... 174 36,270
EMCOR Group, Inc. ........................................................ 43 31,747
Expeditors International of Washington, Inc. ..................................... 215 30,794
Fastenal Co. .............................................................. 1,138 52,803
FedEx Corp. .............................................................. 385 137,129
Ferguson Enterprises, Inc. ................................................... 200 46,652
GE Vernova, Inc. ........................................................... 359 313,371
General Electric Co. ........................................................ 1,667 473,045
Honeywell International, Inc. .................................................. 1,027 232,133
Illinois Tool Works, Inc. ...................................................... 481 125,200
Johnson Controls International plc ............................................. 1,016 133,045
Lennox International, Inc. .................................................... 63 29,240
Northrop Grumman Corp. .................................................... 227 154,868
Otis Worldwide Corp. ....................................................... 410 31,603
Rocket Lab Corp.* .......................................................... 876 56,257
Rockwell Automation, Inc. .................................................... 568 203,844
Rollins, Inc. ............................................................... 832 44,437

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Value
Common Stocks (continued)
Industrials (continued)
Snap-on, Inc. .............................................................. 53 $ 19,251
Southwest Airlines Co. ...................................................... 865 32,498
Trane Technologies PLC ..................................................... 376 156,694
Uber Technologies, Inc.* ..................................................... 3,291 236,722
United Parcel Service, Inc., Class B ............................................ 1,392 136,945
Veralto Corp. .............................................................. 424 37,490
Woodward, Inc. ............................................................ 101 36,150
WW Grainger, Inc. .......................................................... 84 91,628
XPO, Inc.* ................................................................ 207 40,272
Xylem, Inc. ................................................................ 314 37,523
3,837,062
Information Technology – 37.1%
Adobe, Inc.* ............................................................... 2,266 550,819
Applied Materials, Inc. ....................................................... 975 333,245
Atlassian Corp., Class A* .................................................... 1,439 98,212
Autodesk, Inc.* ............................................................ 1,102 263,819
Cadence Design Systems, Inc.* ............................................... 1,382 384,016
Ciena Corp.* .............................................................. 581 225,562
Cisco Systems, Inc. ......................................................... 19,859 1,540,860
Cloudflare, Inc., Class A* .................................................... 1,566 323,128
Cognizant Technology Solutions Corp., Class A ................................... 2,573 157,854
Datadog, Inc., Class A* ...................................................... 1,707 201,511
Dell Technologies, Inc., Class C ............................................... 3,073 504,371
Everpure, Inc., Class A* ..................................................... 1,596 94,228
Fair Isaac Corp.* ........................................................... 149 159,063
Fortinet, Inc.* .............................................................. 3,676 300,403
International Business Machines Corp. ......................................... 4,790 1,161,048
Intuit, Inc. ................................................................. 1,416 612,250
Keysight Technologies, Inc.* .................................................. 276 77,934
Lam Research Corp. ........................................................ 1,526 326,045
Lumentum Holdings, Inc.* .................................................... 87 61,140
MongoDB, Inc.* ............................................................ 393 96,195
NetApp, Inc. ............................................................... 975 99,830
Palantir Technologies, Inc., Class A* ........................................... 11,704 1,712,061
Palo Alto Networks, Inc.* ..................................................... 3,967 635,989
PTC, Inc.* ................................................................ 622 88,629
QUALCOMM, Inc. .......................................................... 5,574 717,820
Seagate Technology Holdings PLC ............................................ 985 385,884
ServiceNow, Inc.* .......................................................... 5,421 566,766
Snowflake, Inc.* ........................................................... 1,728 260,617
Teradyne, Inc. ............................................................. 262 77,672
Twilio, Inc., Class A* ........................................................ 740 93,107
VeriSign, Inc. .............................................................. 453 112,507
Western Digital Corp. ....................................................... 1,533 414,661
Workday, Inc., Class A* ...................................................... 1,425 185,136
Zscaler, Inc.* .............................................................. 847 118,826
12,941,208

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Value
Common Stocks (continued)
Materials – 1.0%
CRH PLC ................................................................. 703 $ 73,899
DuPont de Nemours, Inc. .................................................... 521 23,862
Ecolab, Inc. ............................................................... 366 97,363
PPG Industries, Inc. ........................................................ 237 25,331
Sherwin-Williams Co. (The) .................................................. 251 80,458
Vulcan Materials Co. ........................................................ 172 46,836
347,749
Real Estate – 1.6%
American Tower Corp. ....................................................... 563 97,163
CBRE Group, Inc., Class A* .................................................. 366 49,578
CoStar Group, Inc.* ......................................................... 774 31,223
Crown Castle, Inc. .......................................................... 535 43,501
Digital Realty Trust, Inc. ..................................................... 402 72,444
SBA Communications Corp. .................................................. 130 22,374
Simon Property Group, Inc. .................................................. 411 76,664
Welltower, Inc. ............................................................. 815 161,134
554,081
Utilities – 1.1%
Consolidated Edison, Inc. .................................................... 484 54,779
Dominion Energy, Inc. ....................................................... 1,216 75,173
Evergy, Inc. ............................................................... 319 26,132
NiSource, Inc. ............................................................. 662 30,889
NRG Energy, Inc. .......................................................... 312 45,596
Sempra .................................................................. 895 86,967
Vistra Corp. ............................................................... 487 73,211
392,747
Total Common Stocks (Cost $36,006,964) ........................................... 34,782,601
Money Market Fund – 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(a)
(Cost $118,895) .......................................................... 118,895 118,895
Total Investments – 100.0%
(Cost $36,125,859) ............................................................. $ 34,901,496
Other Assets in Excess of Liabilities – 0.0%† ........................................... 12,155
Net Assets – 100.0% ............................................................. $ 34,913,651
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of March 31, 2026.